Deposits (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Time deposits, greater than $100,000			$ 193,600,000	$ 232,800,000
Summary of interest expense on deposits [Abstract]
Interest-bearing demand deposits			23,000	30,000	37,000
Money market and savings deposits			272,000	369,000	493,000
Time deposits			9,182,000	14,890,000	20,459,000
Interest expense on deposits	1,466,000	3,204,000	9,477,000	15,289,000	20,989,000
Summary of the contractual maturities of time deposits [Abstract]
Within one year	452,351,000		454,561,000
More than one to two years	214,086,000		236,816,000
More than two to three years	12,571,000		15,006,000
More than three to four years	10,869,000		6,269,000
More than four through five years	22,490,000		24,248,000
After five years	26,000		20,000
Time deposits	$ 712,393,000		$ 736,920,000	$ 878,733,000